UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Mid Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—96.8%
Consumer Discretionary—14.1%
Auto Components—0.9%
Visteon Corp.[1]	216,550	$26,802,394
Hotels, Restaurants & Leisure—1.3%
Cedar Fair LP2	323,100	20,717,172
Wendy’s Co.	1,057,510	16,423,130

		37,140,302
Household Durables—2.1%
Mohawk Industries, Inc.[1]	121,140	29,983,362
Newell Brands, Inc.	759,760	32,418,959

		62,402,321
Leisure Products—0.8%
Hasbro, Inc.	232,070	22,666,277
Media—2.1%
CBS Corp., Cl. B	336,540	19,519,320
IMAX Corp.[1]	1,822,933	41,289,432

		60,808,752
Specialty Retail—4.9%
Best Buy Co., Inc.	431,690	24,589,063
Burlington Stores, Inc.[1]	527,240	50,330,330
O’Reilly Automotive, Inc.[1]	176,560	38,025,727
Ross Stores, Inc.	282,440	18,237,151
Ulta Beauty, Inc.[1]	66,690	15,075,941

		146,258,212
Textiles, Apparel & Luxury Goods—2.0%
Hanesbrands, Inc.	2,422,880	59,699,763
Consumer Staples—6.5%
Beverages—3.3%
Coca-Cola European Partners plc	359,360	14,956,563
Dr Pepper Snapple Group, Inc.	330,830	29,268,530
Molson Coors Brewing Co., Cl. B	654,761	53,454,688

		97,679,781
Food Products—2.0%
Pinnacle Foods, Inc.	1,022,442	58,453,009
Household Products—1.2%
HRG Group, Inc.[1]	1,049,830	16,387,847

	Shares	Value
Household Products (Continued)
Spectrum Brands Holdings, Inc.	199,074	$21,085,918

		37,473,765
Energy—6.4%
Oil, Gas & Consumable Fuels—6.4%
EQT Corp.	339,815	22,169,530
Magellan Midstream Partners LP2	557,794	39,636,842
Noble Energy, Inc.	3,268,323	92,689,640
Shell Midstream Partners LP2	1,225,363	34,114,106

		188,610,118
Financials—16.0%
Capital Markets—1.6%
Intercontinental Exchange, Inc.	670,630	46,072,281
Commercial Banks—3.3%
East West Bancorp, Inc.	295,330	17,654,827
First Horizon National Corp.	1,027,220	19,671,263
Huntington Bancshares, Inc.	2,309,600	32,242,016
Signature Bank (New York)[1]	230,390	29,499,136

		99,067,242
Consumer Finance—2.4%
Synchrony Financial	2,270,980	70,513,929
Insurance—4.0%
Aflac, Inc.	261,930	21,318,483
Lincoln National Corp.	481,389	35,372,464
Progressive Corp. (The)	442,100	21,406,482
XL Group Ltd.	998,480	39,390,036

		117,487,465
Real Estate Investment Trusts (REITs)—4.7%
AGNC Investment Corp.	1,738,634	37,693,585
CubeSmart	1,417,923	36,809,281
Lamar Advertising Co., Cl. A	497,070	34,064,207
Mid-America Apartment Communities, Inc.	279,709	29,895,298

1 OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Outfront Media, Inc.	25,000	$629,500

		139,091,871
Health Care—8.9%
Biotechnology—2.0%
Alexion Pharmaceuticals, Inc.[1]	82,010	11,505,183
BioMarin Pharmaceutical, Inc.[1]	175,080	16,294,696
Exelixis, Inc.[1]	368,210	8,921,728
Galapagos NV1	66,285	6,745,889
Incyte Corp.[1]	129,830	15,156,354

		58,623,850
Health Care Equipment & Supplies—2.7%
Boston Scientific Corp.[1]	1,445,080	42,152,984
Edwards Lifesciences Corp.[1]	168,489	18,417,532
NuVasive, Inc.[1]	334,100	18,529,186

		79,099,702
Health Care Providers & Services—3.3%
Humana, Inc.	148,840	36,261,889
Laboratory Corp. of America Holdings[1]	278,100	41,984,757
Quest Diagnostics, Inc.	205,110	19,206,501

		97,453,147
Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	433,640	27,839,688
Industrials—19.7%
Aerospace & Defense—3.6%
L3 Technologies, Inc.	310,240	58,458,523
Spirit AeroSystems Holdings, Inc., Cl. A	624,350	48,524,482

		106,983,005
Airlines—2.4%
Spirit Airlines, Inc.[1]	2,159,822	72,159,653
Commercial Services & Supplies—4.3%
Johnson Controls International plc	1,575,164	63,463,358
KAR Auction Services, Inc.	853,100	40,726,994

	Shares	Value
Commercial Services & Supplies (Continued)
Waste Connections, Inc.	314,403	$21,995,634

		126,185,986
Machinery—3.3%
Stanley Black & Decker, Inc.	383,940	57,963,422
Wabtec Corp.	514,100	38,943,075

		96,906,497
Professional Services—1.2%
Equifax, Inc.	114,580	12,144,334
Nielsen Holdings plc	542,649	22,492,801

		34,637,135
Road & Rail—3.0%
Canadian Pacific Railway Ltd.	220,870	37,112,786
Genesee & Wyoming, Inc., Cl. A1	697,850	51,647,879

		88,760,665
Trading Companies & Distributors—1.9%
Fastenal Co.	682,570	31,111,540
Watsco, Inc.	155,110	24,983,568

		56,095,108
Information Technology—14.9%
Communications Equipment—1.2%
Palo Alto Networks, Inc.[1]	252,730	36,418,393
IT Services—5.1%
Amdocs Ltd.	418,215	26,899,589
DXC Technology Co.	844,000	72,482,720
Teradata Corp.[1]	261,570	8,838,450
Total System Services, Inc.	635,000	41,592,500

		149,813,259
Semiconductors & Semiconductor
Equipment—2.9%
Applied Materials, Inc.	385,421	20,076,580
Maxim Integrated Products, Inc.	595,590	28,415,599
Microchip Technology, Inc.	405,330	36,390,527

		84,882,706
Software—3.8%
Citrix Systems, Inc.[1]	410,490	31,533,842

2 OPPENHEIMER MAIN STREET MID CAP FUND

	Shares	Value
Software (Continued)
Guidewire Software, Inc.[1]	184,542	$14,368,440
PTC, Inc.[1]	503,274	28,324,261
Snap, Inc., Cl. A1	1,185,410	17,235,861
Tyler Technologies, Inc.[1]	126,820	22,107,262

		113,569,666
Technology Hardware, Storage &
Peripherals—1.9%
Western Digital Corp.	639,082	55,216,685
Materials—3.7%
Chemicals—3.2%
Eastman Chemical Co.	1,058,080	95,745,659
Metals & Mining—0.5%
Franco-Nevada Corp.	185,610	14,381,063
Telecommunication Services—1.5%
Diversified Telecommunication Services—0.7%
Zayo Group Holdings, Inc.[1]	629,176	21,656,238
Wireless Telecommunication Services—0.8%
T-Mobile US, Inc.[1]	378,110	23,314,262

	Shares	Value
Utilities—5.1%
Electric Utilities—2.5%
Avangrid, Inc.	689,310	$32,687,080
PG&E Corp.	621,610	42,325,425

		75,012,505
Gas Utilities—2.6%
AmeriGas Partners LP2	1,676,474	75,340,742

Total Common Stocks (Cost $2,496,592,064)		2,860,323,096
Investment Company—2.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[3,4] (Cost $58,378,527)	58,378,527	58,378,527
Total Investments, at Value (Cost $2,554,970,591)	98.8%	2,918,701,623
Net Other Assets (Liabilities)	1.2	35,178,445

Net Assets	100.0%	$2,953,880,068

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares June 30, 2017	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	46,586,206	259,767,850	247,975,529	58,378,527

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$58,378,527	$116,136	$—	$—

3 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Main Street Mid Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board

4 OPPENHEIMER MAIN STREET MID CAP FUND

2. Securities Valuation (Continued)

or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

5 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$415,778,021	$—	$—	$415,778,021
Consumer Staples	193,606,555	—	—	193,606,555
Energy	188,610,118	—	—	188,610,118
Financials	472,232,788	—	—	472,232,788
Health Care	256,270,498	6,745,889	—	263,016,387
Industrials	581,728,049	—	—	581,728,049
Information Technology	439,900,709	—	—	439,900,709
Materials	110,126,722	—	—	110,126,722
Telecommunication Services	44,970,500	—	—	44,970,500
Utilities	150,353,247	—	—	150,353,247
Investment Company	58,378,527	—	—	58,378,527

Total Assets	$2,911,955,734	$6,745,889	$—	$2,918,701,623

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF

6 OPPENHEIMER MAIN STREET MID CAP FUND

3. Investments and Risks (Continued)

is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

7 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8 OPPENHEIMER MAIN STREET MID CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Mid Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/14/2017